Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Shares		Fair Value

	COMMON STOCK IN PUBLIC COMPANIES - 3.1%

	Robotics - 0.1%

6,000	Nuro, Inc. (a)(b)(c)	$62,472.00

	Financial Services - 0.0%*

4,916	Acorns (a)(b)(c)	14,011

	Transportation - 0.0%*

1,573	Volato Group, Inc, Class A Shares (c)	1,007

	Software Technology - 3.0%

88,148	Colorcast, Inc. - Pre-Seed Series (a)(b)(c)	128,104

16,000	DataRobot, Inc. (a)(b)(c)	36,480

239,980	Home Service Champ, Inc. (a)(b)(c)	191,672

271,800	MASV, Inc. (a)(b)(c)	940,229

		1,296,485

	TOTAL COMMON STOCK IN PUBLIC COMPANIES - (Cost $605,897)	1,373,974

Shares

	PREFERRED STOCK IN PRIVATE COMPANIES - 37.5%

	Audio Technology - 0.0%*

208,014	Resonado, Inc. - Seed Series (a)(b)(c)	21

772,917	Resonado, Inc. - Series A (a)(b)(c)	77

		98

	Consumer Discretionary - 1.9%

388,198	Acricycle Global, Inc. (a)(b)(c)	39

4,384	Made With Love Wellness, Inc. (Good Mylk) (a)(b)(c)	103,550

71,832	Campus Ink, Inc. - Series Seed-1 (a)(b)(c)	169,998

26,692	Free Brands, Inc./Freedom (a)(b)(c)	18,750

118,441	LaSalle Tools, Inc. dba Character (a)(b)(c)	6,000

311,880	Dr Pino Inc dba Snoots (a)(b)(c)	289,368

269,448	Snoots, Inc. - Series Seed-3 (a)(b)(c)	249,999

		837,704

	Financial Services - 1.0%*

276,304	Fireroad Holdings Inc. (a)(b)(c)	340,960

81,035	Fireroad Holdings Inc. - 2025 Investor (a)(b)(c)	99,997

		440,958

	Recreation Services - 0.2%

29,396	Angler Labs (a)(b)(c)	1

500,000	Athlyt, Inc. (a)(b)(c)	93,750

		93,751

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Shares		Fair Value

	PREFERRED STOCK IN PRIVATE COMPANIES - 37.5% - Continued

	Robotics - 1.9%

286,533	Ottonomy, Inc. - Seed Series (a)(b)(c)	$346,103

413,942	Ottonomy, Inc. - Series A (a)(b)(c)	500,001

		846,104

	Software Technology - 32.5%

37,358	1Fort Inc. - Series Seed (a)(b)(c)	50,000

309,981	1Fort Inc. - Series Seed 5 (a)(b)(c)	414,879

30,552	Abre.io, Inc. (a)(b)(c)	458,280

325,610	Base Social Inc. - Preferred 1 (SAFE Conversion) (a)(b)(c)	1,526,484

32,254	Base Social Inc. - Series Seed-4 (a)(b)(c)	151,209

831,202	Claira Technologies, Inc. - Pre-Seed Series (a)(b)(c)	225,256

645,776	Claira Technologies, Inc. - Seed Series (a)(b)(c)	174,997

41,262	Cloverleaf.me, Inc. - Pre-Seed Series (a)(b)(c)	169,657

19,894	Cloverleaf.me, Inc. - Seed Series (a)(b)(c)	81,798

36,430	Cloverleaf.me, Inc. - Series A (a)(b)(c)	150,001

14,490	Cloverleaf.me, Inc. - Series A Extension (a)(b)(c)	59,663

90,961	Colorcast, Inc. - Pre-Seed Series (a)(b)(c)	172,080

104,675	Colorcast, Inc. - Seed Series (a)(b)(c)	198,024

294,218	DayZero, Inc. dba Haekka (a)(b)(c)	45,370

337,809	Eighty-Six, Inc. (a)(b)(c)	117,190

215,238	Elate, Inc. (a)(b)(c)	163,129

5,502	EquityZen Growth Technology Fund (a)(b)(c)	73,128

37,866	EVAMORE, INC. (a)(b)(c)	356,932

172,303	Forecastr Inc. - Series Seed - 1 (a)(b)(c)	77,948

120,800	Forecastr Inc. - Series Seed - 4 (a)(b)(c)	54,648

39,627	Forecastr Inc. - Series Seed II - 2 (a)(b)(c)	17,927

152,905	Gestalt Tech Corp. (a)(b)(c)	129,312

39,453	HANDLE (a)(b)(c)	49,999

1,020,351	Journeyfront, Inc. - Seed Series (a)(b)(c)	202,234

756,811	Journeyfront, Inc. - Series A (a)(b)(c)	150,000

428,107	Letterhead, Inc. - Pre-Seed Series (a)(b)(c)	598,202

348,553	Letterhead, Inc. - Seed Series 1 (a)(b)(c)	487,040

412,941	Letterhead, Inc. - Seed Series 2 (a)(b)(c)	577,011

6,718	Live Cyber Holdings dba Cloud Range (a)(b)(c)	138,481

889	Live Cyber Holdings, Inc - Series A (a)(b)(c)	18,325

4,807	Live Cyber Holdings, Inc (a)(b)(c)	99,089

135,900	MASV, Inc. (a)(b)(c)	470,114

551	MRC Impact, LLC (a)(b)(c)	108,958

54,391	Narratize, Inc. - Series Seed 1 (a)(b)(c)	75,000

124,494	Narratize, Inc. - Series Seed 2 (a)(b)(c)	171,665

200,000	Nokking Inc. - Series AA (a)(b)(c)	200,000

64,217	Omnee Technologies Corp - Series Seed-15 (a)(b)(c)	249,997

239,435	OpStart Growth, Inc. (a)(b)(c)	249,028

104,395	Out of Office, Inc. (a)(b)(c)	100,000

119,362	Passage, Inc. - Series Seed (a)(b)(c)	63,626

1,302,669	Passage, Inc. (a)(b)(c)	694,393

298,378	Pavewise Inc. - Series Seed-3 (a)(b)(c)	200,000

177,352	Quiver Quantitative, Inc. - Pre-Seed Series (a)(b)(c)	307,904

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Shares		Fair Value

	PREFERRED STOCK IN PRIVATE COMPANIES - 37.5% - Continued

	Software Technology - 32.5% - Continued

115,199	Quiver Quantitative, Inc. - Seed Series (a)(b)(c)	$199,999

347,209	Ranked Media, Inc. (a)(b)(c)	352,353

53,353	ReadySet Surgical, Inc. (a)(b)(c)	45,884

664,297	Science Retail, Inc. dba Science on Call (a)(b)(c)	200,000

42,176	Scription - Series 3 Seed (a)(b)(c)	539,208

7,821	Scription - Series 6 Seed (a)(b)(c)	99,989

492,902	Signal Cortex, Inc. dba TonDone (a)(b)(c)	29,275

5,625,889	Smart Family Tech, Inc. - Series Seed (a)(b)(c)	500,704

332,955	SmartRIA - Seed Plus B Preferred (a)(b)(c)	53,656

84,678	SmartRIA - Seed Plus C Preferred (a)(b)(c)	18,949

129,894	SmartRIA - Series AA Investor Preferred (a)(b)(c)	30,071

46,086	SmartRIA - Series Seed Plus A Preferred (a)(b)(c)	6,822

413,028	Softdrive Technologies Group Inc. (a)(b)(c)	175,000

413,565	TCare, Inc. - Seed Series (a)(b)(c)	88,432

134,405	TCare, Inc. - Series A (a)(b)(c)	99,044

146,972	TripScout, Inc. - Pre-Seed Series (a)(b)(c)	180,682

204,673	TripScout, Inc. - Seed Series (a)(b)(c)	251,618

58,657	UBQ AI, Corp (Harmony) (a)(b)(c)	150,002

68,778	Venture360, Inc - Series A-2 (a)(b)(c)	500,000

70,299	Venture360/LIQUIFI (a)(b)(c)	511,060

2,398	Visible, Inc. - Pre-Seed Series (a)(b)(c)	19,035

11,269	Visible, Inc. - Seed Series (a)(b)(c)	89,452

11,628	Visible, Inc. - Bridge Series (a)(b)(c)	92,302

3,779	Visible.VC (a)(b)(c)	29,997

248,085	Warp World, Inc. (a)(b)(c)	100,000

		14,442,513

	TOTAL PREFERRED STOCK IN PRIVATE COMPANIES - (Cost $13,769,776)	16,661,128

Principal Amount ($)

	SIMPLE AGREEMENT FOR FUTURE EQUITY IN PRIVATE COMPANIES - 31.1%

	Consumer Discretionary - 12.1%

250,000	A&C Snacks LLC dba Brass Roots (a)(b)(c)	10

150,000	Acricycle Global, Inc. (a)(b)(c)	1

76,199	Campus Ink, Inc. (Pre-seed) - 08/31/2022 (a)(b)(c)	180,287

79,227	Campus Ink, Inc. (Seed) - 09/20/2023 (a)(b)(c)	187,451

100,000	Core Supplement, LLC (Pre-seed 1) - 07/21/2020 (a)(b)(c)	100,000

75,000	Core Supplement, LLC (Pre-seed 2) - 12/15/2021 (a)(b)(c)	75,000

75,000	Core Supplement, LLC (Pre-seed 3) - 05/04/2023 (a)(b)(c)	75,000

300,000	Get Bizzy, Inc. (Seed) (a)(b)(c)	4,397,900

100,000	Get Bizzy, Inc. (Series A) (a)(b)(c)	257,108

		5,272,757

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Principal Amount ($)		Fair Value

	SIMPLE AGREEMENT FOR FUTURE EQUITY IN PRIVATE COMPANIES - 31.1% - Continued

	Financial Services - 0.6%

100,000	Langar Holdings Inc. (a)(b)(c)	$100,000

200,000	Parrott Finance Inc. (a)(b)(c)	200,000

		300,000

	Hospitality - 0.4%

200,000	Branded Hospitality Group (a)(b)(c)	200,000

	Software Technology - 18.0%

100,000	4Degrees AV Inc (Seed 1) - 02/10/2020 (a)(b)(c)	100,000

100,000	4Degrees AV Inc (Seed 2) - 06/20/2023 (a)(b)(c)	100,000

200,000	Abra, Inc. (a)(b)(c)	200,000

200,000	Banrion Capital Management (a)(b)(c)	100,000

100,000	Base Social Inc. (SAFE) (a)(b)(c)	122,996

100,000	Card.io, Inc. (a)(b)(c)	25,000

250,000	Chezuba Corp. (a)(b)(c)	100

200,000	Cognata dba Qooper (a)(b)(c)	200,000

100,000	Creators and Makers, Inc. (Seed 1) -12/12/2023 (a)(b)(c)	50

100,000	Creators and Makers, Inc. (Seed 2) - 02/20/2024 (a)(b)(c)	50

200,000	Drypowder, Inc. (a)(b)(c)	200,000

250,000	Ebombo, Inc. (a)(b)(c)	250,000

100,000	FirstIgnite LTD (Pre-seed) - 10/27/2020 (a)(b)(c)	869,565

150,000	FirstIgnite LTD (Seed) - 09/02/2021 (a)(b)(c)	372,671

50,000	Frenter.com, Inc. (Pre-seed) - 11/23/2021 (a)(b)(c)	5

200,000	Frenter.com, Inc. (Seed) - 04/27/2022 (a)(b)(c)	5

125,000	Gooder AI, Inc. (a)(b)(c)	125,000

200,000	GuideAI Technologies Inc. (a)(b)(c)	200,000

250,000	Houski, Inc. (a)(b)(c)	250,000

150,000	INTRVL LLC (a)(b)(c)	150,000

500,000	Kartel.AI (a)(b)(c)	500,000

450,000	Kommu (a)(b)(c)	450,000

200,000	Medicaidsoft, Inc. (a)(b)(c)	200,000

71,353	Omnee Technologies Corp. (a)(b)(c)	277,777

100,000	OperateIQ Inc (a)(b)(c)	100,000

250,000	Ownors Technologies Inc. (a)(b)(c)	250,000

300,000	PARKPAYUSA, INC (a)(b)(c)	300,000

100,000	Petal (a)(b)(c)	100

500,000	PureCode Software, Inc. (a)(b)(c)	375,000

250,001	Rescription, Inc. (a)(b)(c)	187,500

100,000	Revnest (a)(b)(c)	100,000

100,000	Savetic, Inc. (a)(b)(c)	100,000

200,000	Serpa Cloud, Inc. (a)(b)(c)	100

100,000	Shadowscape, Inc. (a)(b)(c)	100,000

250,000	SocialMama, Inc. (dba Ema) (a)(b)(c)	250,000

642,682	Spruce Software Inc. (a)(b)(c)	642,682

150,000	Stacks, Inc (a)(b)(c)	150,000

150,000	Stagetime, Inc. (a)(b)(c)	150,000

100,000	Steadi Technologies Inc. (a)(b)(c)	100,000

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Principal Amount ($)					Fair Value
	SIMPLE AGREEMENT FOR FUTURE EQUITY IN PRIVATE COMPANIES - 31.1% - Continued

	Software Technology - 18.0% - Continued

100,000	The Nonsense Company, Inc. (Pre-seed 1) - 02/01/2023 (a)(b)(c)				$ 100,000

200,000	The Nonsense Company, Inc. (Pre-seed 2) - 02/01/2024 (a)(b)(c)				200,000

100,000	ThinkRisk Inc. (a)(b)(c)				100,000

150,000	Whipz (a)(b)(c)				150,000

					8,048,601

	TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY IN PRIVATE COMPANIES - (Cost $13,516,978)				13,821,358

Principal Amount ($)		Coupon Rate (%)		Acquisition Date

	CONVERTIBLE NOTE IN PRIVATE COMPANIES - 18.1%

	Consumer Discretionary - 0.4%

100,000	Cusa Tea, Inc. (a)(b)(c)	0.00			17,422

250,000	UnBox The Dress (a)(b)(d)(e)		5.00	10/3/2024	178,176

					195,598

	Healthcare - 0.2%

100,000	Neopenda, PBC (a)(b)(d)(e)		5.00	10/3/2024	77,568

	Recreation Services - 0.0%

50,000	Angler Labs (a)(b)(c)(e)	0.00		10/3/2024	-

	Software Technology - 17.5%

100,000	Cary Rx Inc. (a)(b)(c)	0.00		10/3/2024	2,707,418

250,000	Cary Rx Inc. (a)(b)(c)	0.00		10/3/2024	4,111,746

50,000	Hatch Apps (a)(b)(d)(e)		8.00	10/3/2024	27,029

100,000	Native Agtech, Inc. (a)(b)(d)(e)		8.00	10/3/2024	132,131

50,000	Passage, Inc. - Convertible Note (a)(b)(d)	0.00		10/3/2024	100,000

250,000	Passage, Inc. (a)(b)(d)	0.00		10/3/2024	500,000

250,000	Translator, Inc. (a)(b)(d)(e)		6.00	10/3/2024	196,840

					7,775,164

	TOTAL CONVERTIBLE NOTE IN PRIVATE COMPANIES - (Cost $9,329,364)				8,048,331

Shares
	EXCHANGE-TRADED FUNDS - 9.5%

15,030	Vanguard FTSE Emerging Markets ETF				808,013

19,784	iShares Core MSCI EAFE ETF				1,769,679

3,193	Health Care Select Sector SPDR				494,276

2,253	Vanguard Dividend Appreciation FTF				495,164

68,000	Langar Global HealthTech ETF				679,667

	TOTAL EXCHANGE-TRADED FUNDS - (Cost $4,185,423)				4,246,799

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Shares			Fair Value
	DERIVATIVES - 0.0%

	Warrants - 0.0%

269,223	Langar Holdings Inc. - Warrants (a)(b)(c)		$ -

12,500	Volato Group, Inc. - Warrants (c)		113

	TOTAL DERIVATIVES - (Cost $226)		113

Principal Amount ($)		Coupon Rate (%)

	SHORT TERM INVESTMESTS - 0.9%

	Money Market Funds - 0.9%

395,685	Goldman Sachs Financial Square Government Fund, Institutional Class (f)	3.60	395,685

	TOTAL SHORT TERM INVESTMESTS - (Cost $395,685)		395,685

	TOTAL INVESTMENTS - 100.2% - (Cost $41,803,350)		44,547,388

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)		(75,696)

	NET ASSETS - 100.0%		$ 44,471,692

  Inc. - Incorporated

 dba - doing business as

LLC - Limited Liability Company

LTD - Limited Company

(a) Restricted security

(b) Level 3 securities fair valued using significant unobservable inputs

(c) Non-Income Producing

(d) PIK denotes that all or a portion of the income is paid in-kind in the form of additional principal.

(e) Convertible note is currently in default. Adviser has elected to not remedy as of December 31, 2025.

(f) Rate disclosed represents the seven day yield as of December 31, 2025.